Common Stock and Warrants - Reserved Authorized Shares of Common Stock for Future Issuance (Details) - shares	Sep. 30, 2020		Dec. 31, 2019		Dec. 31, 2018
Common shares reserved for future issuance (in shares)	20,562,937		48,267,688		13,641,913
Series A Preferred Stock [Member]
Common shares reserved for future issuance (in shares)					1,112,334
Warrant [Member]
Common shares reserved for future issuance (in shares)	2,423,077		2,423,077		2,527,763
Share-based Payment Arrangement [Member]
Common shares reserved for future issuance (in shares)	5,670,659		5,192,222		3,704,755
Possible Future Issuances under the Prior Purchase Agreement [Member]
Common shares reserved for future issuance (in shares)			9,553,046
Possible Future Issuances Under Equity Incentive Plans [Member]
Common shares reserved for future issuance (in shares)	803,698		84,616		648,272
2021 Notes [Member]
Common shares reserved for future issuance (in shares)			175,336		4,481,182
The 2019 Notes [Member]
Common shares reserved for future issuance (in shares)	9,844,933		3,186,770
Optional Exchange Principal Amount [Member]
Common shares reserved for future issuance (in shares)		[1]	26,439,015	[1]
Convertible Notes Payable [Member]
Common shares reserved for future issuance (in shares)	1,275,971		1,213,606		1,167,607

[1]	Common Stock issuable (i) in exchange of the Deerfield Optional Conversion Feature, or (ii) upon conversion of the Series B-2 Preferred Stock issuable in exchange of the Deerfield Optional Conversion Feature